OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Liabilities Disclosure [Abstract]
Deferred charter revenue	$ 20,011		$ 21,704
Deferred gain on sale and leaseback	258		258
Unfavorable charter party-in contracts	672		672	$ 672
Payroll and Employee Tax accruals	548		488
Other current liabilities	6,909		8,967
Total other current liabilities	$ 28,398	$ 36,757	$ 32,089